STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model - Warrants [Member] - $ / shares		12 Months Ended
	May 06, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model [Line Items]
Stock price (in Dollars per share)	$ 6.00	$ 7.5
Risk-free interest rate	0.24%
Volatility	45.17%
Expected life in years	3 years
Dividend yield	0.00%	0.00%